Acquisition of North American Custom Specialty Vehicles, LLC ("NACSV") (Details) (USD $)	Jun. 16, 2014
Assets Acquired:
Cash and cash equivalents	$ 135,425
Accounts receivable, net	370,481
Inventory	845,519
Prepaid expenses	26,004
Costs in excess of billings	570,787
Property and equipment, net	68,157
Customer relationships	1,478,666
Goodwill	832,674
Total assets	4,327,713
Liabilities assumed:
Accounts payable	35,724
Accrued expenses	2,087
Notes payable	304,605
Billings in excess of costs	13,631
Total current liabilities	356,047
Total estimated purchase price	$ 3,971,666